Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Kang Fu, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. Kang Fu is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2022, 2021 and 2020.

PRC

Provisions for income tax are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	US$	US$	US$
Provisions for current income tax	4,713,543	5,278,462	4,688,321
Provisions for deferred income tax	-	-	-
Total	4,713,543	5,278,462	4,688,321

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2022, 2021 and 2020, respectively:

	2022	2021	2020
	US$	US$	US$
Income before income tax provision	18,129,648	26,228,041	23,733,576
Tax at the PRC EIT tax rates	3,758,113	5,605,035	4,724,933
Other	37,169	(13,086)	(28,392)
Tax effect of non-deductible expenses	1,660,869	226,222	313,006
Tax effect of R&D expenses additional deduction*	(742,608)	(539,709)	(321,226)
Income tax expense	4,713,543	5,278,462	4,688,321

*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.

Under the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%.

Huadong was entitled High and New Technology Enterprise (“HNTE”) certificate and enjoyed preferential tax rate of 15% for a three-year validity period from November 30, 2016 and the HNTE certificate was renewed on November 22, 2019 with a three-year validity period. Thus, Huadong is eligible for a 15% preferential tax rate from January 1, 2016 to December 31, 2021.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax on dividends distributed by a FIE to its immediate holding company outside of the PRC. Kang Fu, which is the parent of Huada, Yada and Huadong, is therefore subject to a maximum withholding tax of 10% on dividends distributed by Huada, Yada and Huadong. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2022, the Company has determined that the undistributed earnings in Huada, Yada and Huadong will be re-invested into the subsidiary for the expansion of the Company’s business in mainland China and hence the remittance of the dividends will be postponed indefinitely.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions.